GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets, Impairment Test of Goodwill and Intangible Assets (Details) t in Millions			12 Months Ended
	Oct. 31, 2017 USD ($)	Oct. 31, 2015 USD ($)	Dec. 31, 2017 $ / t t	Dec. 31, 2015 USD ($)	Dec. 31, 2016	Oct. 31, 2016 USD ($)
Brazil
Disclosure of information for cash-generating units [line items]
Increase (decrease) in sales volume | t			10.8
Excess of recoverable amount over carrying amount	$ 1,307,000,000					$ 555,000,000
Increase in pre-tax discount rate (change in basis points)	1.40%					0.93%
Decrease in average selling price (change in %)	1.37%					1.03%
Decrease in shipments (change in %)	4.11%					2.36%
ACIS
Disclosure of information for cash-generating units [line items]
Increase (decrease) in sales volume | t			13.1
Excess of recoverable amount over carrying amount	$ 272,000,000					$ 705,000,000
Increase in pre-tax discount rate (change in basis points)	0.72%					1.91%
Decrease in average selling price (change in %)	0.49%					1.72%
Decrease in shipments (change in %)	2.16%					5.10%
Mining
Disclosure of information for cash-generating units [line items]
Impairment of goodwill				$ 900,000,000
ArcelorMittal Princeton | Mining
Disclosure of information for cash-generating units [line items]
Impairment charge recognised on intangible assets and goodwill		$ 94,000,000
ArcelorMittal Liberia | Mining
Disclosure of information for cash-generating units [line items]
Impairment charge recognised on intangible assets and goodwill		$ 63,000,000
Cash-generating units
Disclosure of information for cash-generating units [line items]
Estimated growth rate			2.00%
Impairment of goodwill	$ 0
Cash-generating units | NAFTA
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used			11.90%		11.70%
Cash-generating units | Brazil
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used			15.60%		16.00%
Cash-generating units | Europe
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used			11.00%		10.90%
Cash-generating units | ACIS
Disclosure of information for cash-generating units [line items]
Weighted average pre-tax discount rate used			16.30%		18.70%
Cash-generating units | Top of range
Disclosure of information for cash-generating units [line items]
Iron ore | $ / t			67
Coking coal | $ / t			168
Cash-generating units | Bottom of range
Disclosure of information for cash-generating units [line items]
Iron ore | $ / t			57
Coking coal | $ / t			118